Schedule of Investments (unaudited) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 58.1%

Aerospace & Defense — 0.3%
Airbus SE	2,506	$332,136
Safran SA	879	120,477
Singapore Technologies Engineering Ltd.	42,300	116,976
Thales SA	615	73,683

		643,272

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	3,545	396,118

Airlines — 0.7%
American Airlines Group, Inc.(a)	10,331	328,113
ANA Holdings, Inc.	1,800	66,038
Delta Air Lines, Inc.	6,506	336,035
Deutsche Lufthansa AG (Registered)	8,147	179,079
Southwest Airlines Co.	10,382	538,930
United Continental Holdings, Inc.(b)	5,634	449,480

		1,897,675

Auto Components — 0.1%
Aptiv plc	725	57,630
Lear Corp.	720	97,711

		155,341

Automobiles — 1.4%
Bayerische Motoren Werke AG	3,620	279,515
Daimler AG (Registered)	6,144	360,550
Ferrari NV	941	126,422
Fiat Chrysler Automobiles NV(b)	6,044	90,271
Ford Motor Co.	42,075	369,418
General Motors Co.	19,585	726,604
Harley-Davidson, Inc.(a)	628	22,394
Honda Motor Co. Ltd.	3,500	95,063
Nissan Motor Co. Ltd.	3,700	30,385
Peugeot SA	1,533	37,408
Subaru Corp.	2,400	54,798
Tesla, Inc.(b)	2,473	692,094
Toyota Motor Corp.	9,200	541,979
Volkswagen AG	1,264	206,067

		3,632,968

Banks — 4.0%
ABN AMRO Group NV, CVA(c)	8,190	184,640
AIB Group plc	43,771	196,971
Australia & New Zealand Banking Group Ltd.	14,204	262,693
Banco Bilbao Vizcaya Argentaria SA	58,266	332,922
Banco Santander SA	117,977	547,830
Bank of America Corp.	22,861	630,735
Bank of Ireland Group plc	39,685	236,840
Bank of Montreal	1,001	74,898
Bank of Nova Scotia (The)	4,898	260,743
Bankinter SA	14,008	106,765
Barclays plc	48,996	98,691
BNP Paribas SA	2,291	109,025
BOC Hong Kong Holdings Ltd.	13,000	53,949
CaixaBank SA	49,505	154,811
Canadian Imperial Bank of Commerce	384	30,344

Security	Shares	Value

Banks (continued)
Citigroup, Inc.	2,303	$143,293
Commonwealth Bank of Australia	8,191	411,140
Credit Agricole SA	2,137	25,802
DBS Group Holdings Ltd.	6,900	128,801
DNB ASA	1,354	24,940
Erste Group Bank AG(b)	5,146	189,134
Hang Seng Bank Ltd.	3,800	93,833
HSBC Holdings plc	107,153	870,710
ING Groep NV	31,600	382,907
Japan Post Bank Co. Ltd.	13,700	149,689
JPMorgan Chase & Co.	8,690	879,689
KBC Group NV	1,904	133,110
Mitsubishi UFJ Financial Group, Inc.(a)	63,500	314,058
Mizuho Financial Group, Inc.	173,800	268,951
National Australia Bank Ltd.	11,908	213,965
National Bank of Canada	172	7,762
Nordea Bank Abp	7,011	53,388
Oversea-Chinese Banking Corp. Ltd.	12,100	98,925
Raiffeisen Bank International AG	2,056	46,182
Resona Holdings, Inc.	3,800	16,462
Royal Bank of Canada	4,925	371,563
Royal Bank of Scotland Group plc	34,512	111,131
Skandinaviska Enskilda Banken AB, Class A	3,532	30,597
Societe Generale SA	1,806	52,182
Standard Chartered plc	17,847	137,571
Sumitomo Mitsui Financial Group, Inc.	10,300	360,693
Sumitomo Mitsui Trust Holdings, Inc.	2,700	97,036
Svenska Handelsbanken AB, Class A	414	4,371
Swedbank AB, Class A	2,403	33,961
Toronto-Dominion Bank (The)	5,714	310,083
UniCredit SpA	11,495	147,659
United Overseas Bank Ltd.	5,100	95,153
Wells Fargo & Co.	6,605	319,154
Westpac Banking Corp.	15,312	282,253

		10,088,005

Beverages — 1.1%
Anheuser-Busch InBev SA	3,982	334,266
Asahi Group Holdings Ltd.	3,600	160,698
Carlsberg A/S, Class B	664	83,032
Coca-Cola Amatil Ltd.	16,401	100,801
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	53,417
Coca-Cola Co. (The)	4,208	197,187
Coca-Cola European Partners plc	2,586	133,800
Davide Campari-Milano SpA	6,384	62,720
Diageo plc	10,473	428,577
Heineken Holding NV	2,037	204,389
Heineken NV	1,541	162,874
Kirin Holdings Co. Ltd.	6,800	162,681
PepsiCo, Inc.	2,389	292,772
Pernod Ricard SA	1,651	296,455
Suntory Beverage & Food Ltd.	400	18,813

		2,692,482

Biotechnology — 0.7%
AbbVie, Inc.	4,758	383,447
Amgen, Inc.	2,093	397,628
BeiGene Ltd., ADR(b)	277	36,564
Biogen, Inc.(b)	487	115,117
Celgene Corp.(b)	1,780	167,925
CSL Ltd.	2,526	350,489
Genmab A/S(b)	221	38,348
Gilead Sciences, Inc.	3,404	221,294
Grifols SA	403	11,300
Vertex Pharmaceuticals, Inc.(b)	437	80,386

		1,802,498

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 0.7%
Brookfield Asset Management, Inc., Class A	3,670	$170,984
Charles Schwab Corp. (The)	1,010	43,188
CME Group, Inc.	310	51,020
Credit Suisse Group AG (Registered)(b)	12,184	142,022
Deutsche Bank AG (Registered)	2,555	20,828
Deutsche Boerse AG	833	106,807
Goldman Sachs Group, Inc. (The)	697	133,817
Hong Kong Exchanges & Clearing Ltd.	4,400	153,729
Investec plc	3,287	18,942
Macquarie Group Ltd.	925	85,189
Morgan Stanley	1,574	66,423
Nomura Holdings, Inc.	10,400	37,582
S&P Global, Inc.	2,349	494,582
SBI Holdings, Inc.	600	13,417
Singapore Exchange Ltd.	3,100	16,757
St James’s Place plc	265	3,551
UBS Group AG (Registered)(b)	18,188	220,685

		1,779,523

Chemicals — 0.6%
Air Water, Inc.	8,000	116,196
Asahi Kasei Corp.	4,400	45,567
BASF SE	826	60,915
Covestro AG(c)	1,051	57,985
DowDuPont, Inc.	8,712	464,437
Evonik Industries AG	2,088	56,980
Linde plc	1,368	240,672
Mitsubishi Chemical Holdings Corp.	4,100	28,957
Mosaic Co. (The)	1,843	50,332
Nutrien Ltd.	1,120	59,069
Sherwin-Williams Co. (The)	118	50,824
Showa Denko KK	1,500	53,022
Symrise AG	247	22,266
Yara International ASA	3,605	147,715

		1,454,937

Commercial Services & Supplies — 1.3%
Babcock International Group plc	6,137	39,486
Cintas Corp.	3,008	607,947
Copart, Inc.(b)	5,240	317,492
Dai Nippon Printing Co. Ltd.	2,400	57,487
Edenred	6,760	307,854
ISS A/S(a)	4,827	147,015
Republic Services, Inc.	3,984	320,234
Rollins, Inc.(a)	3,889	161,860
Secom Co. Ltd.	3,100	265,853
Sohgo Security Services Co. Ltd.	1,500	65,427
Toppan Printing Co. Ltd.	2,900	43,886
Waste Connections, Inc.	2,551	225,993
Waste Management, Inc.	5,865	609,432

		3,169,966

Construction & Engineering — 1.7%
Eiffage SA	353	33,933
Fluor Corp.(a)	77,255	2,842,984
Jacobs Engineering Group, Inc.(a)	16,536	1,243,342
Shimizu Corp.	1,000	8,709
Taisei Corp.	800	37,218
Vinci SA	675	65,679

		4,231,865

Security	Shares	Value

Construction Materials — 0.1%
Fletcher Building Ltd.	4,681	$15,786
Martin Marietta Materials, Inc.	643	129,359
Taiheiyo Cement Corp.	600	20,039
Vulcan Materials Co.	1,563	185,059

		350,243

Consumer Finance — 0.2%
American Express Co.	3,366	367,904
Synchrony Financial	894	28,518

		396,422

Containers & Packaging — 2.3%
Amcor Ltd.	2,783	30,450
Avery Dennison Corp.	2,264	255,832
Ball Corp.	16,071	929,868
CCL Industries, Inc., Class B	469	18,987
Crown Holdings, Inc.(b)	10,757	587,010
International Paper Co.	37,763	1,747,294
Packaging Corp. of America	10,956	1,088,807
Sealed Air Corp.	2,641	121,644
Toyo Seikan Group Holdings Ltd.	7,400	151,800
Westrock Co.	22,563	865,291

		5,796,983

Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	500	12,010

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(b)	1,949	391,535
Groupe Bruxelles Lambert SA	1,577	153,316
ORIX Corp.	18,400	264,364
Standard Life Aberdeen plc	2,702	9,287

		818,502

Electric Utilities — 0.9%
American Electric Power Co., Inc.	2,737	229,224
Chubu Electric Power Co., Inc.	7,500	117,249
Chugoku Electric Power Co., Inc. (The)(a)	7,100	88,626
CLP Holdings Ltd.	1,500	17,398
Duke Energy Corp.	2,966	266,940
Edison International	3,396	210,280
EDP - Energias de Portugal SA	10,319	40,599
Enel SpA	20,585	131,905
Exelon Corp.	6,119	306,746
FirstEnergy Corp.	3,531	146,925
Kansai Electric Power Co., Inc. (The)	8,500	125,350
Kyushu Electric Power Co., Inc.	9,300	109,849
NextEra Energy, Inc.	107	20,685
Southern Co. (The)	1,691	87,391
SSE plc	7,458	115,389
Tohoku Electric Power Co., Inc.	8,800	112,363
Tokyo Electric Power Co. Holdings, Inc.(b)	11,200	70,852
Verbund AG	138	6,628

		2,204,399

Electronic Equipment, Instruments & Components — 0.1%
Ingenico Group SA	837	59,788
Keyence Corp.	200	125,039

		184,827

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.1%
Halliburton Co.	5,408	$158,454
Schlumberger Ltd.	366	15,947
TechnipFMC plc	338	7,950
Tenaris SA	1,815	25,568
WorleyParsons Ltd.	4,379	43,950

		251,869

Entertainment — 0.9%
Activision Blizzard, Inc.	1,427	64,971
Electronic Arts, Inc.(b)	457	46,445
Konami Holdings Corp.	1,100	47,861
Liberty Media Corp.-Liberty Formula One, Class C(b)	1,282	44,934
Live Nation Entertainment, Inc.(b)	380	24,145
Netflix, Inc.(b)	2,861	1,020,118
Nintendo Co. Ltd.	500	143,345
Viacom, Inc., Class B	2,593	72,786
Walt Disney Co. (The)	7,906	877,810

		2,342,415

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	1,439	283,569
Ascendas Real Estate Investment Trust	63,300	136,056
British Land Co. plc (The)	4,976	38,204
Brookfield Property REIT, Inc., Class A	395	8,093
CapitaLand Commercial Trust	74,700	107,026
CapitaLand Mall Trust	77,300	135,834
Crown Castle International Corp.	564	72,192
Daiwa House REIT Investment Corp.	10	22,184
Goodman Group	2,525	23,946
H&R REIT	6,087	106,631
Hammerson plc	1,961	8,585
Japan Prime Realty Investment Corp.	14	57,631
Japan Real Estate Investment Corp.	16	94,315
Japan Retail Fund Investment Corp.	42	84,394
Land Securities Group plc	6,492	77,294
Link REIT	11,000	128,784
Nippon Building Fund, Inc.	22	148,968
Nippon Prologis REIT, Inc.	6	12,774
Nomura Real Estate Master Fund, Inc.	73	107,538
Public Storage	280	60,978
SBA Communications Corp.(b)	213	42,528
Scentre Group	20,517	59,891
Segro plc	7,488	65,730
Simon Property Group, Inc.	1,072	195,329
Suntec REIT	46,100	66,425
United Urban Investment Corp.	31	48,940

		2,193,839

Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	2,300	48,174
Alimentation Couche-Tard, Inc., Class B	218	12,842
Carrefour SA	3,090	57,712
Casino Guichard Perrachon SA	995	43,139
Coles Group Ltd.(b)	2,175	18,301
Colruyt SA	3,756	277,537
Costco Wholesale Corp.	2,484	601,476
Empire Co. Ltd., Class A	2,799	60,594
FamilyMart UNY Holdings Co. Ltd.	200	5,098
George Weston Ltd.	3,100	222,905
ICA Gruppen AB	5,124	205,716
J Sainsbury plc	21,157	64,924
Koninklijke Ahold Delhaize NV	9,284	247,175
Kroger Co. (The)	8,323	204,746
Loblaw Cos. Ltd.	4,748	234,211
METRO AG	5,282	87,727
Metro, Inc.	4,870	179,297

Security	Shares	Value

Food & Staples Retailing (continued)
Seven & i Holdings Co. Ltd.	3,600	$135,829
Sysco Corp.	1,456	97,202
Tesco plc	26,892	81,388
Walgreens Boots Alliance, Inc.	5,029	318,185
Walmart, Inc.	10,262	1,000,853
Wm Morrison Supermarkets plc	38,778	115,038
Woolworths Group Ltd.	5,559	120,051

		4,440,120

Food Products — 0.8%
a2 Milk Co. Ltd.(b)	693	6,781
Bunge Ltd.(a)	1,720	91,280
Conagra Brands, Inc.	1,112	30,847
Danone SA	4,810	370,375
General Mills, Inc.	3,238	167,567
Kerry Group plc, Class A	1,083	120,878
Kraft Heinz Co. (The)	2,888	94,293
Lamb Weston Holdings, Inc.	872	65,348
MEIJI Holdings Co. Ltd.	1,200	97,550
Nestle SA (Registered)	8,337	794,936
Nisshin Seifun Group, Inc.	1,000	22,988
Nissin Foods Holdings Co. Ltd.	200	13,761
Toyo Suisan Kaisha Ltd.	100	3,812
Tyson Foods, Inc., Class A	1,091	75,748
WH Group Ltd.(c)	145,000	155,096
Yamazaki Baking Co. Ltd.	1,900	30,887

		2,142,147

Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd.	7,000	16,788
Osaka Gas Co. Ltd.	3,600	71,176
Toho Gas Co. Ltd.	800	35,978
Tokyo Gas Co. Ltd.	5,000	135,348

		259,290

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	8,795	703,072
ABIOMED, Inc.(b)	115	32,843
Align Technology, Inc.(b)	365	103,780
Baxter International, Inc.	2,089	169,856
Becton Dickinson and Co.	504	125,864
BioMerieux	120	9,925
Boston Scientific Corp.(b)	2,663	102,206
Cochlear Ltd.	419	51,664
Coloplast A/S, Class B	58	6,367
Danaher Corp.	837	110,501
DexCom, Inc.(b)	473	56,334
Edwards Lifesciences Corp.(b)	673	128,765
Fisher & Paykel Healthcare Corp. Ltd.	7,557	80,899
Hoya Corp.	2,500	165,593
IDEXX Laboratories, Inc.(b)	103	23,031
Intuitive Surgical, Inc.(b)	283	161,474
Koninklijke Philips NV	5,961	243,552
Medtronic plc	4,784	435,727
Olympus Corp.	5,600	60,924
Siemens Healthineers AG(c)	2,881	120,283
Smith & Nephew plc	335	6,653
Sonova Holding AG (Registered)	469	92,941
Straumann Holding AG (Registered)	46	37,605
Stryker Corp.	892	176,188
Terumo Corp.	2,400	73,454

		3,279,501

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 1.8%
Alfresa Holdings Corp.	3,000	$85,490
AmerisourceBergen Corp.	2,313	183,930
Anthem, Inc.	598	171,614
Cardinal Health, Inc.	3,106	149,554
Cigna Corp.	1,788	287,546
CVS Health Corp.	10,908	588,268
DaVita, Inc.(b)	2,894	157,115
Fresenius Medical Care AG & Co. KGaA	488	39,440
Fresenius SE & Co. KGaA	1,577	88,142
HCA Healthcare, Inc.(a)	4,083	532,342
Henry Schein, Inc.(b)	1,727	103,810
Humana, Inc.	216	57,456
Laboratory Corp. of America Holdings(a)(b)	1,393	213,101
McKesson Corp.	2,103	246,177
Medipal Holdings Corp.	4,600	109,452
NMC Health plc	1,577	47,005
Quest Diagnostics, Inc.	2,125	191,080
Ramsay Health Care Ltd.	2,213	101,198
Ryman Healthcare Ltd.	15,274	127,532
Sonic Healthcare Ltd.	5,893	102,848
Suzuken Co. Ltd.	2,200	127,610
UnitedHealth Group, Inc.	3,041	751,918
Universal Health Services, Inc., Class B	1,369	183,131

		4,645,759

Health Care Technology — 0.1%
Cerner Corp.(b)	1,483	84,842
M3, Inc.	600	10,098
Veeva Systems, Inc., Class A(a)(b)	638	80,937

		175,877

Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd.	487	8,494
Galaxy Entertainment Group Ltd.	9,000	61,335
McDonald’s Corp.	39	7,406
Oriental Land Co. Ltd.	600	68,242
Restaurant Brands International, Inc.	484	31,488
Sands China Ltd.	10,000	50,330
SJM Holdings Ltd.	46,000	52,585
Whitbread plc	1,872	123,882
Wynn Macau Ltd.	3,200	7,557

		411,319

Household Durables — 0.3%
DR Horton, Inc.	5,645	233,590
Lennar Corp., Class A	4,054	199,011
NVR, Inc.(b)	88	243,496
PulteGroup, Inc.	6,794	189,960
Sony Corp.	200	8,444

		874,501

Household Products — 0.6%
Church & Dwight Co., Inc.	452	32,196
Essity AB, Class B	9,321	268,988
Henkel AG & Co. KGaA	2,168	206,292
Kimberly-Clark Corp.	1,656	205,178
Lion Corp.	800	16,859
Procter & Gamble Co. (The)	6,140	638,867
Reckitt Benckiser Group plc	2,549	212,135

		1,580,515

Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	2,400	58,525
Meridian Energy Ltd.	8,589	24,502

		83,027

Security	Shares	Value

Industrial Conglomerates — 0.4%
3M Co.	1,339	$278,217
General Electric Co.	46,290	462,437
Keppel Corp. Ltd.	18,000	82,824
NWS Holdings Ltd.	18,000	39,409
Siemens AG (Registered)	863	92,809
Toshiba Corp.	500	15,937

		971,633

Insurance — 3.7%
Admiral Group plc	2,528	71,507
Aegon NV	48,283	231,925
Aflac, Inc.	3,719	185,950
Ageas	8,580	413,870
AIA Group Ltd.	59,800	597,986
Allianz SE (Registered)	3,242	722,472
Allstate Corp. (The)	1,032	97,194
American International Group, Inc.	5,615	241,782
Aon plc	1,328	226,690
Arch Capital Group Ltd.(b)	2,334	75,435
Assicurazioni Generali SpA	18,455	342,166
Athene Holding Ltd., Class A(b)	337	13,750
Aviva plc	10,201	54,855
AXA SA	10,306	259,205
Baloise Holding AG (Registered)	344	56,855
Chubb Ltd.	1,419	198,774
CNP Assurances	2,003	44,102
Dai-ichi Life Holdings, Inc.	9,300	129,468
Direct Line Insurance Group plc	22,795	104,862
Hannover Rueck SE	1,729	248,441
Insurance Australia Group Ltd.	3,183	17,375
Japan Post Holdings Co. Ltd.	27,700	324,197
Legal & General Group plc	68,040	244,170
Manulife Financial Corp.	17,152	290,070
Mapfre SA	29,491	81,290
Marsh & McLennan Cos., Inc.	7,839	736,082
MetLife, Inc.	5,644	240,265
MS&AD Insurance Group Holdings, Inc.	7,600	231,561
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,073	254,295
NN Group NV	7,024	292,244
Poste Italiane SpA(c)	6,080	59,226
Progressive Corp. (The)(a)	2,521	181,739
Prudential Financial, Inc.	171	15,711
Prudential plc	9,627	192,978
QBE Insurance Group Ltd.	16,073	140,621
Reinsurance Group of America, Inc.	79	11,216
Sampo OYJ, Class A	1,404	63,633
Sompo Holdings, Inc.	3,700	137,022
Sony Financial Holdings, Inc.	2,600	49,067
Sun Life Financial, Inc.	6,945	266,814
Suncorp Group Ltd.	3,256	31,891
Swiss Life Holding AG (Registered)(b)	325	143,195
Swiss Re AG	2,774	271,145
T&D Holdings, Inc.	3,900	41,070
Tokio Marine Holdings, Inc.	6,700	324,593
Travelers Cos., Inc. (The)	401	55,001
Unum Group	474	16,035
Willis Towers Watson plc	288	50,587
Zurich Insurance Group AG	1,192	394,596

		9,474,978

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 1.7%
Alphabet, Inc., Class A(b)	1,057	$1,243,973
Alphabet, Inc., Class C(b)	1,298	1,522,956
Facebook, Inc., Class A(b)	8,964	1,494,209
IAC/InterActiveCorp(b)	93	19,540
Kakaku.com, Inc.	200	3,853
TripAdvisor, Inc.(b)	616	31,693
Twitter, Inc.(b)	1,636	53,792
Yahoo Japan Corp.	10,400	25,508

		4,395,524

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(b)	1,911	3,403,013
Booking Holdings, Inc.(b)	341	595,014
eBay, Inc.	2,658	98,718
Expedia Group, Inc.	70	8,330
GrubHub, Inc.(b)	641	44,530
MercadoLibre, Inc.	149	75,652
Qurate Retail, Inc.(b)	852	13,615
Rakuten, Inc.	2,300	21,827
Wayfair, Inc., Class A(b)	724	107,478
Zalando SE(b)(c)	379	14,774
ZOZO, Inc.	600	11,343

		4,394,294

IT Services — 1.8%
Accenture plc, Class A	166	29,219
Atos SE	2,086	201,379
Automatic Data Processing, Inc.	4,628	739,277
Cognizant Technology Solutions Corp., Class A	177	12,824
Computershare Ltd.	4,776	58,058
Fidelity National Information Services, Inc.	1,786	201,997
Fiserv, Inc.(b)	2,142	189,096
FleetCor Technologies, Inc.(b)	238	58,688
Fujitsu Ltd.	2,500	180,799
International Business Machines Corp.	2,241	316,205
Jack Henry & Associates, Inc.	300	41,622
Leidos Holdings, Inc.	246	15,766
Mastercard, Inc., Class A	1,768	416,276
Nomura Research Institute Ltd.	3,100	141,204
Obic Co. Ltd.	1,300	131,462
Otsuka Corp.	3,000	112,237
Paychex, Inc.	1,749	140,270
PayPal Holdings, Inc.(b)	4,625	480,260
Shopify, Inc., Class A(b)	318	65,644
Square, Inc., Class A(b)	1,120	83,910
Visa, Inc., Class A	4,239	662,089
Wirecard AG	502	63,063
Worldpay, Inc., Class A(b)	1,219	138,356

		4,479,701

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	197	15,835
Illumina, Inc.(b)	116	36,040
QIAGEN NV(b)	2,779	112,806
Thermo Fisher Scientific, Inc.	940	257,297
Waters Corp.(b)	12	3,020

		424,998

Machinery — 0.0%
ANDRITZ AG(a)	1,862	79,861
Wabtec Corp.	231	17,029

		96,890

Media — 1.0%
CBS Corp. (Non-Voting), Class B	2,239	106,420
Charter Communications, Inc., Class A(b)	1,341	465,206

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	25,675	$1,026,486
Dentsu, Inc.	700	29,626
Discovery, Inc., Class A(b)	422	11,402
Discovery, Inc., Class C(b)	4,055	103,078
Fox Corp., Class A(b)	2,037	74,778
Fox Corp., Class B(a)(b)	1,839	65,984
Interpublic Group of Cos., Inc. (The)	1,374	28,868
Liberty Broadband Corp., Class C(b)	318	29,173
Liberty Global plc, Class A(b)	676	16,846
Liberty Global plc, Class C(b)	7,246	175,426
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	1,610	61,566
News Corp., Class A	448	5,573
Omnicom Group, Inc.	1,038	75,764
Sirius XM Holdings, Inc.	23,958	135,842

		2,412,038

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd.	6,977	303,337
Alumina Ltd.	110,327	189,995
Franco-Nevada Corp.	1,329	99,639
Freeport-McMoRan, Inc.	2,950	38,026
Fresnillo plc	24,067	272,749
Goldcorp, Inc.	7,434	85,057
Turquoise Hill Resources Ltd.(b)	14,946	24,605
Wheaton Precious Metals Corp.	16,504	392,855

		1,406,263

Multiline Retail — 0.3%
Canadian Tire Corp. Ltd., Class A	1,487	160,222
Dollar General Corp.	177	21,116
Dollarama, Inc.	4,549	121,354
Kohl’s Corp.	147	10,109
Marks & Spencer Group plc	20,671	75,021
Next plc	1,209	87,853
Nordstrom, Inc.(a)	1,711	75,934
Pan Pacific International Holdings Corp.	600	39,753
Takashimaya Co. Ltd.	1,000	13,326
Target Corp.	1,356	108,833
Wesfarmers Ltd.	5,724	140,953

		854,474

Multi-Utilities — 0.1%
E.ON SE	6,224	69,262
Engie SA	401	5,980
Innogy SE(c)	580	26,819
National Grid plc	6,213	68,966
RWE AG	886	23,791

		194,818

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	3,229	146,855
Apache Corp.	1,583	54,867
BP plc	87,197	633,179
Cabot Oil & Gas Corp.	3,872	101,059
Canadian Natural Resources Ltd.	10,292	282,571
Chevron Corp.	6,600	812,988
Cimarex Energy Co.	418	29,218
Concho Resources, Inc.	58	6,436
ConocoPhillips	6,624	442,086
Continental Resources, Inc.(b)	494	22,116
Devon Energy Corp.	2,604	82,182
Enbridge, Inc.	8,422	305,028
Encana Corp.	3,402	24,643
Eni SpA	3,232	57,105
EOG Resources, Inc.	2,743	261,079

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Equinor ASA	5,041	$110,499
Exxon Mobil Corp.	12,464	1,007,091
Galp Energia SGPS SA	10,813	173,264
Hess Corp.	1,057	63,663
Idemitsu Kosan Co. Ltd.	3,045	101,849
Inpex Corp.	29,400	279,680
Inter Pipeline Ltd.	392	6,486
JXTG Holdings, Inc.	28,700	131,014
Koninklijke Vopak NV	477	22,847
Lundin Petroleum AB	4,014	135,922
Marathon Oil Corp.	4,520	75,529
Marathon Petroleum Corp.	136	8,140
Occidental Petroleum Corp.	1,009	66,796
Oil Search Ltd.	37,374	207,939
OMV AG	1,051	57,071
Pembina Pipeline Corp.	2,188	80,375
Pioneer Natural Resources Co.	849	129,286
PrairieSky Royalty Ltd.	776	10,452
Royal Dutch Shell plc, Class A	26,206	823,548
Royal Dutch Shell plc, Class B	22,324	705,563
Santos Ltd.	27,116	131,289
Seven Generations Energy Ltd., Class A(b)	776	5,604
Suncor Energy, Inc.	3,071	99,529
TOTAL SA	10,454	581,758
Tourmaline Oil Corp.	1,331	20,557
TransCanada Corp.	4,478	201,122
Vermilion Energy, Inc.	1,148	28,340
Woodside Petroleum Ltd.	13,870	340,509

		8,867,134

Paper & Forest Products — 0.0%
Oji Holdings Corp.	1,900	11,823

Personal Products — 1.0%
Beiersdorf AG	3,145	327,413
Estee Lauder Cos., Inc. (The), Class A	1,126	186,409
Kao Corp.	3,000	236,780
Kobayashi Pharmaceutical Co. Ltd.	700	59,226
Kose Corp.	400	73,724
L’Oreal SA	1,972	531,043
Pola Orbis Holdings, Inc.	3,200	102,356
Shiseido Co. Ltd.	2,300	166,531
Unilever NV, CVA	9,034	526,695
Unilever plc	3,702	213,097

		2,423,274

Pharmaceuticals — 5.3%
Allergan plc	2,847	416,829
Astellas Pharma, Inc.	13,500	202,848
AstraZeneca plc	4,130	329,663
Aurora Cannabis, Inc.(b)	1,267	11,463
Bausch Health Cos., Inc.(b)	2,472	60,988
Bayer AG (Registered)	4,184	269,416
Bristol-Myers Squibb Co.	13,415	640,030
Chugai Pharmaceutical Co. Ltd.	1,800	123,982
Daiichi Sankyo Co. Ltd.	3,000	138,533
Eisai Co. Ltd.	1,400	78,774
Elanco Animal Health, Inc.(b)	1,058	33,930
Eli Lilly & Co.	7,188	932,715
GlaxoSmithKline plc	16,010	332,621
H Lundbeck A/S	1,058	45,880
Hisamitsu Pharmaceutical Co., Inc.	200	9,226
Ipsen SA	359	49,230
Jazz Pharmaceuticals plc(b)	548	78,337
Johnson & Johnson	14,299	1,998,857

Security	Shares	Value

Pharmaceuticals (continued)
Kyowa Hakko Kirin Co. Ltd.	2,400	$52,376
Merck & Co., Inc.	17,419	1,448,738
Merck KGaA	2,061	235,306
Mitsubishi Tanabe Pharma Corp.	1,800	24,110
Mylan NV(b)	4,870	138,016
Nektar Therapeutics(b)	2,886	96,970
Novartis AG (Registered)	8,440	811,249
Novo Nordisk A/S, Class B	10,014	523,385
Ono Pharmaceutical Co. Ltd.	1,900	37,336
Orion OYJ, Class B	1,064	39,981
Otsuka Holdings Co. Ltd.	2,400	94,495
Perrigo Co. plc	1,233	59,381
Pfizer, Inc.	36,231	1,538,731
Recordati SpA	1,628	63,436
Roche Holding AG	2,934	808,478
Sanofi	8,606	760,978
Santen Pharmaceutical Co. Ltd.	600	8,968
Shionogi & Co. Ltd.	2,700	167,620
Sumitomo Dainippon Pharma Co. Ltd.	1,000	24,819
Taisho Pharmaceutical Holdings Co. Ltd.	700	66,873
Takeda Pharmaceutical Co. Ltd.	6,040	247,352
Teva Pharmaceutical Industries Ltd., ADR	733	11,493
UCB SA	1,472	126,448
Zoetis, Inc.	4,024	405,096

		13,544,957

Professional Services — 1.1%
Bureau Veritas SA	2,972	69,725
CoStar Group, Inc.(b)	496	231,344
Equifax, Inc.	2,771	328,364
Nielsen Holdings plc	11,271	266,785
Persol Holdings Co. Ltd.	1,700	27,605
Recruit Holdings Co. Ltd.	4,000	114,682
Robert Half International, Inc.(a)	4,450	289,962
SEEK Ltd.	8,315	103,731
Teleperformance	1,840	330,771
TransUnion	6,506	434,861
Verisk Analytics, Inc.	4,160	553,280

		2,751,110

Real Estate Management & Development — 0.8%
Aeon Mall Co. Ltd.	2,200	36,209
CapitaLand Ltd.	55,400	149,478
City Developments Ltd.	1,400	9,369
CK Asset Holdings Ltd.	11,500	102,417
Daito Trust Construction Co. Ltd.	800	111,614
Daiwa House Industry Co. Ltd.	6,400	203,825
Deutsche Wohnen SE	4,077	197,838
Henderson Land Development Co. Ltd.	4,000	25,457
Hongkong Land Holdings Ltd.	9,200	65,482
Hulic Co. Ltd.	6,000	58,956
Mitsubishi Estate Co. Ltd.	12,200	221,368
Mitsui Fudosan Co. Ltd.	7,400	186,417
New World Development Co. Ltd.	27,000	44,812
Nomura Real Estate Holdings, Inc.	2,300	44,259
Sumitomo Realty & Development Co. Ltd.	5,000	207,452
Sun Hung Kai Properties Ltd.	8,000	137,526
Swire Pacific Ltd., Class A	3,000	38,643
Swire Properties Ltd.	3,200	13,772
UOL Group Ltd.	3,100	15,937
Vonovia SE	4,402	228,444
Wharf Real Estate Investment Co. Ltd.	4,000	29,811
Wheelock & Co. Ltd.	3,000	22,017

		2,151,103

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.0%
Canadian National Railway Co.	241	$21,574

Semiconductors & Semiconductor Equipment — 0.0%
Applied Materials, Inc.	1,631	64,686

Software — 2.6%
Adobe, Inc.(b)	2,067	550,835
Autodesk, Inc.(b)	103	16,049
CDK Global, Inc.	594	34,939
Check Point Software Technologies Ltd.(b)	708	89,555
Intuit, Inc.	1,734	453,285
Microsoft Corp.	27,115	3,197,943
Oracle Corp.	2,400	161,397
Oracle Corp.	10,066	540,645
Red Hat, Inc.(b)	899	164,247
salesforce.com, Inc.(b)	2,579	408,436
SAP SE	4,522	522,764
ServiceNow, Inc.(b)	563	138,774
Splunk, Inc.(b)	453	56,444
Symantec Corp.	871	20,024
Temenos AG (Registered)(b)	52	7,672
Trend Micro, Inc.	800	39,017
VMware, Inc., Class A	135	24,369
Workday, Inc., Class A(b)	493	95,075

		6,521,470

Specialty Retail — 5.0%
Advance Auto Parts, Inc.	2,860	487,716
AutoZone, Inc.(b)	760	778,331
Best Buy Co., Inc.	8,735	620,709
Burlington Stores, Inc.(b)	1,654	259,149
CarMax, Inc.(b)	5,969	416,636
Fast Retailing Co. Ltd.	200	94,192
Gap, Inc. (The)	6,451	168,887
Hennes & Mauritz AB, Class B	2,849	47,531
Home Depot, Inc. (The)	14,917	2,862,423
Industria de Diseno Textil SA	1,629	47,895
L Brands, Inc.	9,932	273,925
Lowe’s Cos., Inc.	15,111	1,654,201
Nitori Holdings Co. Ltd.	200	25,859
O’Reilly Automotive, Inc.(b)	2,257	876,393
Ross Stores, Inc.	5,482	510,374
Tiffany & Co.	7,227	762,810
TJX Cos., Inc. (The)	14,489	770,960
Tractor Supply Co.	8,923	872,313
Ulta Beauty, Inc.(b)	3,406	1,187,774

		12,718,078

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	13,353	2,536,402

Textiles, Apparel & Luxury Goods — 0.1%
Hermes International	195	128,753
Kering SA	94	53,919
LVMH Moet Hennessy Louis Vuitton SE	233	85,822

		268,494

Tobacco — 0.4%
Altria Group, Inc.	3,216	184,695
British American Tobacco plc	9,680	403,829
Imperial Brands plc	531	18,164
Japan Tobacco, Inc.	7,300	180,805

Security	Shares		Value

Tobacco (continued)
Philip Morris International, Inc.		1,083	$95,726
Swedish Match AB		3,958	201,948

			1,085,167

Trading Companies & Distributors — 0.0%
Finning International, Inc.		2,582	45,907

Transportation Infrastructure — 0.2%
Aena SME SA(c)		1,797	323,803
Aeroports de Paris		672	130,018
Sydney Airport(d)		5,537	29,229
Transurban Group(d)		8,138	76,327

			559,377

Water Utilities — 0.0%
Severn Trent plc		1,816	46,769
United Utilities Group plc		6,081	64,584

			111,353

Wireless Telecommunication Services — 0.0%
SoftBank Group Corp.		700	68,234

Total Common Stocks — 58.1% (Cost: $145,562,624)			147,243,969

		Par (000)

Corporate Bonds — 0.0%

Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31	USD	25	29,884

Total Corporate Bonds — 0.0% (Cost: $30,221)			29,884

		Beneficial Interest (000)

Other Interests — 0.0%(b)(e)(f)(g)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD	25	—

Total Other Interests — 0.0%			—

		Shares

Preferred Stocks — 0.4%

Automobiles — 0.2%
Bayerische Motoren Werke AG (Preference)		2,231	146,873
Porsche Automobil Holding SE (Preference)		3,650	229,047
Volkswagen AG (Preference)		1,280	201,798

			577,718

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Chemicals — 0.1%
Fuchs Petrolub SE (Preference)		6,759	$279,010

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)		400	68,743

Household Products — 0.1%
Henkel AG & Co. KGaA (Preference)		1,716	175,331

Total Preferred Stocks — 0.4% (Cost: $1,132,455)			1,100,802

		Par (000)

U.S. Treasury Obligations — 21.7%
U.S. Treasury Bonds, 8.75%, 08/15/20	USD	14,500	15,740,430
U.S. Treasury Notes:
3.63%, 02/15/20		13,241	13,373,410
2.75%, 08/15/21		11,500	11,627,578
1.13%, 08/31/21		14,500	14,113,711

Total U.S. Treasury Obligations — 21.7% (Cost: $54,554,411)			54,855,129

Total Long-Term Investments — 80.2% (Cost: $201,279,711)			203,229,784

		Shares

Short-Term Securities — 7.3%(h)(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%		16,226,225	16,226,225
SL Liquidity Series, LLC, Money Market Series, 2.67%(i)		2,206,225	2,206,886

Total Short-Term Securities — 7.3% (Cost: $18,433,111)			18,433,111

Total Investments — 87.5% (Cost: $219,712,822)			221,662,895

Other Assets Less Liabilities — 12.5%			31,676,173

Net Assets — 100.0%			$253,339,068

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,969,958	4,256,267	16,226,225	$16,226,225	$82,198		$—	$—
SL Liquidity Series, LLC, Money Market Series	459,918	1,746,307	2,206,225	2,206,886	5,473	(b)	451	4

				$18,433,111	$87,671		$451	$4

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	303	04/18/19	$37,248	$1,175,228
CAC 40 10 Euro Index	87	04/18/19	5,214	99,249
IBEX 35 Index	32	04/18/19	3,298	(69,130)
Hang Seng Index	19	04/29/19	3,519	49,626
Euro-BTP	43	06/06/19	6,245	138,028
TOPIX Index	76	06/13/19	10,917	(85,749)
Australia 10 Year Bond	137	06/17/19	13,478	175,757
Canada 10 Year Bond	75	06/19/19	7,803	78,284
U.S. Treasury 10 Year Note	225	06/19/19	27,949	89,067
U.S. Treasury Ultra Bond	120	06/19/19	20,160	761,549
DAX Index	87	06/21/19	28,142	21,285
Long Gilt	65	06/26/19	10,952	287,972

				2,721,166

Short Contracts
OMXS30 Index	1,258	04/17/19	20,922	(52,109)
MSCI Singapore Index	599	04/29/19	15,898	(178,980)
Euro-Bund	448	06/06/19	83,593	(1,602,574)
S&P/TSX 60 Index	42	06/20/19	6,016	(42,691)
SPI 200 Index	291	06/20/19	31,877	53,120
FTSE 100 Index	77	06/21/19	7,232	(75,280)
FTSE/MIB Index	101	06/21/19	11,749	(350,383)
MSCI EAFE E-Mini Index	573	06/21/19	53,472	(1,110,707)
S&P 500 E-Mini Index	671	06/21/19	95,208	(2,832,799)

				(6,192,403)

				$(3,471,237)

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	21,954,460	USD	15,462,204	Morgan Stanley & Co. International plc	06/19/19	$149,415
CHF	872,000	USD	871,913	Morgan Stanley & Co. International plc	06/19/19	10,393
CNY	76,227,000	USD	11,320,393	Bank of America NA	06/19/19	15,421
CNY	126,551,000	USD	18,816,594	Credit Suisse International	06/19/19	2,966
INR	55,382,000	USD	786,743	JPMorgan Chase Bank NA	06/19/19	2,761
JPY	57,132,000	USD	516,597	Morgan Stanley & Co. International plc	06/19/19	2,088
MXN	185,794,000	USD	9,358,626	Morgan Stanley & Co. International plc	06/19/19	92,838
MYR	33,597,000	USD	8,211,414	UBS AG	06/19/19	4,057
PLN	2,519,000	USD	657,185	Morgan Stanley & Co. International plc	06/19/19	544
SEK	25,707,000	USD	2,737,053	Morgan Stanley & Co. International plc	06/19/19	44,422
USD	1,495,175	AUD	2,097,000	Morgan Stanley & Co. International plc	06/19/19	4,017
USD	681,526	BRL	2,636,000	Bank of America NA	06/19/19	12,165
USD	4,564,746	CAD	6,074,000	Morgan Stanley & Co. International plc	06/19/19	10,559
USD	3,217,256	CNY	21,628,000	Bank of America NA	06/19/19	928
USD	580,560	CZK	13,243,000	Morgan Stanley & Co. International plc	06/19/19	3,790
USD	14,175,484	EUR	12,542,000	Morgan Stanley & Co. International plc	06/19/19	12,092
USD	31,258,690	GBP	23,755,000	Morgan Stanley & Co. International plc	06/19/19	196,748
USD	5,448,783	KRW	6,151,131,000	BNP Paribas SA	06/19/19	30,098
USD	2,814,479	KRW	3,190,915,000	JPMorgan Chase Bank NA	06/19/19	3,522
USD	1,066,095	MYR	4,355,000	Barclays Bank plc	06/19/19	1,168
USD	6,800,218	PLN	25,671,000	Morgan Stanley & Co. International plc	06/19/19	97,338
USD	2,605,833	SEK	23,883,000	Morgan Stanley & Co. International plc	06/19/19	21,713
USD	2,033,365	THB	64,295,000	Goldman Sachs International	06/19/19	3,210
USD	1,191,929	ZAR	17,203,000	Morgan Stanley & Co. International plc	06/19/19	10,926
ZAR	132,706,000	USD	9,029,523	Morgan Stanley & Co. International plc	06/19/19	80,876

						814,055

AUD	13,075,000	USD	9,299,320	Morgan Stanley & Co. International plc	06/19/19	(1,806)
BRL	6,717,000	USD	1,767,489	Bank of America NA	06/19/19	(61,838)
BRL	20,329,000	USD	5,204,024	JPMorgan Chase Bank NA	06/19/19	(41,871)
EUR	19,989,665	USD	22,715,277	Morgan Stanley & Co. International plc	06/19/19	(141,408)
GBP	3,977,000	USD	5,272,881	Morgan Stanley & Co. International plc	06/19/19	(72,572)
INR	123,915,000	USD	1,778,727	JPMorgan Chase Bank NA	06/19/19	(12,242)
JPY	95,896,000	USD	876,344	Morgan Stanley & Co. International plc	06/19/19	(5,731)
KRW	1,163,377,000	USD	1,026,132	JPMorgan Chase Bank NA	06/19/19	(1,284)
KRW	413,636,000	USD	367,322	Morgan Stanley & Co. International plc	06/19/19	(2,939)
MXN	50,509,000	USD	2,619,897	Morgan Stanley & Co. International plc	06/19/19	(50,471)
MYR	3,368,000	USD	826,706	Morgan Stanley & Co. International plc	06/19/19	(3,129)
NOK	4,380,000	USD	514,066	Morgan Stanley & Co. International plc	06/19/19	(4,687)
PLN	4,336,000	USD	1,141,424	Morgan Stanley & Co. International plc	06/19/19	(9,264)
SEK	16,487,000	USD	1,794,483	Morgan Stanley & Co. International plc	06/19/19	(10,604)
THB	15,203,000	USD	481,108	Goldman Sachs International	06/19/19	(1,063)
USD	1,067,374	AUD	1,520,000	Morgan Stanley & Co. International plc	06/19/19	(13,484)
USD	17,651,204	CAD	23,691,038	Morgan Stanley & Co. International plc	06/19/19	(111,953)
USD	6,137,065	INR	434,719,000	Citibank NA	06/19/19	(60,123)
USD	25,650,969	JPY	2,829,800,950	Morgan Stanley & Co. International plc	06/19/19	(40,004)
USD	1,989,701	MXN	39,264,000	Morgan Stanley & Co. International plc	06/19/19	(7,685)
USD	277,649	MYR	1,136,000	UBS AG	06/19/19	(137)
USD	446,340	NOK	3,909,000	Morgan Stanley & Co. International plc	06/19/19	(8,264)
USD	74,629	NZD	110,000	Morgan Stanley & Co. International plc	06/19/19	(395)
USD	55,048	PLN	211,000	Morgan Stanley & Co. International plc	06/19/19	(46)
USD	1,871,042	SEK	17,408,000	Morgan Stanley & Co. International plc	06/19/19	(12,488)
USD	783,867	SGD	1,064,000	Morgan Stanley & Co. International plc	06/19/19	(2,398)
USD	3,691,734	THB	117,279,000	Goldman Sachs International	06/19/19	(11,424)
USD	265,498	ZAR	3,902,000	Morgan Stanley & Co. International plc	06/19/19	(2,378)

						(691,688)

	Net Unrealized Appreciation					$122,367

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	7.62%	Monthly	09/18/19	(a)	09/11/24	MXN	101,000	$(29,218)	$—	$(29,218)
28 day MXIBTIIE	Monthly	8.04%	Monthly	09/18/19	(a)	09/11/24	MXN	684,000	406,416	—	406,416
2.23%	Semi-Annual	3 month LIBOR	Quarterly	09/18/19	(a)	09/17/24	USD	17,000	30,405	(7,386)	37,791
0.60%	Annual	3 month STIBOR	Quarterly	09/18/19	(a)	09/18/24	SEK	226,000	(180,093)	256	(180,349)
1.84%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	63,000	183,524	25,432	158,092
2.07%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	40,000	(209,098)	—	(209,098)
2.08%	Semi-Annual	6 month BBR	Semi-Annual	09/18/19	(a)	09/18/24	AUD	44,439	(535,691)	—	(535,691)
2.08%	Annual	6 month WIBOR	Semi-Annual	09/18/19	(a)	09/18/24	PLN	475,900	(449,311)	—	(449,311)
2.09%	Semi-Annual	6 month SOR	Semi-Annual	09/18/19	(a)	09/18/24	SGD	30,000	(148,972)	—	(148,972)
2.17%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	148,000	(1,323,678)	(9,077)	(1,314,601)
2.59%	Semi-Annual	3 month LIBOR	Quarterly	09/18/19	(a)	09/18/24	USD	33,000	(504,545)	6,382	(510,927)
3 month HIBOR	Quarterly	2.32%	Quarterly	09/18/19	(a)	09/18/24	HKD	193,000	368,540	—	368,540
3 month JIBAR	Quarterly	7.63%	Quarterly	09/18/19	(a)	09/18/24	ZAR	337,000	67,788	—	67,788
3 month JIBAR	Quarterly	7.81%	Quarterly	09/18/19	(a)	09/18/24	ZAR	81,000	56,801	—	56,801
3 month JIBAR	Quarterly	7.85%	Quarterly	09/18/19	(a)	09/18/24	ZAR	237,000	192,534	—	192,534
6 month EURIBOR	Semi-Annual	0.00%	Annual	09/18/19	(a)	09/18/24	EUR	31,000	(139,203)	(204,426)	65,223
6 month EURIBOR	Semi-Annual	0.25%	Annual	09/18/19	(a)	09/18/24	EUR	29,000	279,856	(821)	280,677
6 month LIBOR	Semi-Annual	1.28%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	12,000	146,554	—	146,554
6 month LIBOR	Semi-Annual	1.34%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	188,000	3,067,572	11,295	3,056,277

									$1,280,181	$(178,345)	$1,458,526

(a)	Forward swap.

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
8.07%	At Termination	1 day BZDIOVER	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	26,956	$8,592	$—	$8,592
1 week CNREPOFI	Quarterly	3.08%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	61,891	27,090	—	27,090
1 week CNREPOFI	Quarterly	3.09%	Quarterly	BNP Paribas SA	09/18/19	(a)	09/18/24	CNY	131,574	64,767	—	64,767
1 week CNREPOFI	Quarterly	3.09%	Quarterly	BNP Paribas SA	09/18/19	(a)	09/18/24	CNY	98,330	48,403	—	48,403
1 week CNREPOFI	Quarterly	3.09%	Quarterly	JPMorgan Chase Bank NA	09/18/19	(a)	09/18/24	CNY	76,440	39,191	—	39,191
1 week CNREPOFI	Quarterly	3.11%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	74,766	48,020	—	48,020
1 week CNREPOFI	Quarterly	3.13%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	32,500	24,641	—	24,641
1 week CNREPOFI	Quarterly	3.13%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	32,500	7,355	—	7,355
1.67%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	KRW	7,507,000	(24,870)	—	(24,870)
3 month KLIBOR	Quarterly	3.52%	Quarterly	Goldman Sachs International	09/18/19	(a)	09/18/24	MYR	20,500	7,865	—	7,865
3 month KLIBOR	Quarterly	3.53%	Quarterly	BNP Paribas SA	09/18/19	(a)	09/18/24	MYR	20,500	8,995	—	8,995
3 month KLIBOR	Quarterly	3.62%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	MYR	34,570	52,901	—	52,901
3 month TWCPBA	Quarterly	0.84%	Quarterly	BNP Paribas SA	09/18/19	(a)	09/18/24	TWD	177,000	6,117	—	6,117
3 month TWCPBA	Quarterly	0.89%	Quarterly	JPMorgan Chase Bank NA	09/18/19	(a)	09/18/24	TWD	273,000	30,234	—	30,234
5.85%	Semi-Annual	1 day MIBOR	Semi-Annual	Goldman Sachs International	09/18/19	(a)	09/18/24	INR	4,137,180	(228,353)	—	(228,353)
5.96%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	09/18/19	(a)	09/18/24	INR	1,008,000	(121,895)	—	(121,895)
6 month THBFIX	Semi-Annual	1.88%	Semi-Annual	BNP Paribas SA	09/18/19	(a)	09/18/24	THB	126,080	4,350	—	4,350
6 month THBFIX	Semi-Annual	1.89%	Semi-Annual	BNP Paribas SA	09/18/19	(a)	09/18/24	THB	267,920	11,240	—	11,240
6 month THBFIX	Semi-Annual	1.99%	Semi-Annual	BNP Paribas SA	09/18/19	(a)	09/18/24	THB	260,750	49,778	—	49,778
6 month THBFIX	Semi-Annual	2.00%	Semi-Annual	JPMorgan Chase Bank NA	09/18/19	(a)	09/18/24	THB	484,250	99,659	—	99,659

										$164,080	$—	$164,080

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future April 2019	TWD	18,839,481	Merrill Lynch International & Co.	04/17/19	TWD	18,839	$7,687	$—	$7,687
Taiwan Capitalization Weighted Stock Index Future April 2019	TWD	4,186,551	Merrill Lynch International & Co.	04/17/19	TWD	4,187	1,708	—	1,708
KOSPI 200 Index Futures June 2019	KRW	4,968,100,800	Merrill Lynch International & Co.	06/13/19	KRW	4,968,101	18,940	—	18,940
KOSPI 200 Index Futures June 2019	KRW	1,794,036,400	Merrill Lynch International & Co.	06/13/19	KRW	1,794,036	6,840	—	6,840
KOSPI 200 Index Futures June 2019	KRW	4,554,092,400	Merrill Lynch International & Co.	06/13/19	KRW	4,554,092	17,362	—	17,362
KOSPI 200 Index Futures June 2019	KRW	552,011,200	Merrill Lynch International & Co.	06/13/19	KRW	552,011	2,104	—	2,104
KOSPI 200 Index Futures June 2019	KRW	1,794,036,400	Merrill Lynch International & Co.	06/13/19	KRW	1,794,036	6,840	—	6,840
KOSPI 200 Index Futures June 2019	KRW	4,692,095,200	Merrill Lynch International & Co.	06/13/19	KRW	4,692,095	17,888	—	17,888
KOSPI 200 Index Futures June 2019	KRW	3,343,899,600	Merrill Lynch International & Co.	06/13/19	KRW	3,343,900	(15,416)	—	(15,416)
KOSPI 200 Index Futures June 2019	KRW	1,052,499,750	Merrill Lynch International & Co.	06/13/19	KRW	1,052,500	(11,452)	—	(11,452)

							$52,501	$—	$52,501

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
1 day MIBOR	Mumbai Interbank Offered Rate	8.80
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.73
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52
3 month BA	3 month Canadian Bankers Acceptances	2.02
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.87
3 month HIBOR	Hong Kong Interbank Offered Rate	1.76
3 month JIBAR	Johannesburg Interbank Average Rate	7.15
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.65
3 month LIBOR	London Interbank Offered Rate	2.60
3 month STIBOR	Stockholm Interbank Offered Rate	(0.01)
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.66
6 month BBR	Australian Bank Bill Rate	1.84
6 month EURIBOR	Euro Interbank Offered Rate	(0.23)
6 month LIBOR GBP	London Interbank Offered Rate	0.95
6 month SOR	Singapore Interbank Offered Rates	2.00
6 month THBFIX	6 month Thai Baht Interest Rate Fixing	1.40
6 month WIBOR	Warsaw Interbank Offered Rate	1.69

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

Glossary of Terms Used in this Report

Currency

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

BA — Canadian Bankers Acceptances

BBR — Australian Bank Bill Rate

BZDIOVER — Overnight Brazil CETIP — Interbank Rate

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

CAC — Cotation Assistée en Continu (French Stock Exchange)

CD_KSDA — Certificates of Deposit by the Korean Securities Dealers Association

CNREPOFI — 7 Day China Fixing Repo Rates

CVA — Certification Van Aandelon (Dutch Certificate)

DAX — Deutscher Aktien Index

EURIBOR — Euro Interbank Offered Rate

HIBOR — Hong Kong Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MIB — Milano Italia Borsa

MIBOR — Moscow Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

OMX — Stockholm Nordic Exchange

OTC — Over-The-Counter

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

SOR — Singapore Interbank Offered Rates

STIBOR — Stockholm Interbank Offered Rate

THBFIX — Thai Baht Interest Rate Fixing

TOPIX — Tokyo Stock Price Index

TWCPBA — Taiwan Secondary Markets Bills Rate

WIBOR — Warsaw Interbank Offered Rate

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$—	$643,272	$—	$643,272
Air Freight & Logistics	396,118	—	—	396,118
Airlines	1,652,558	245,117	—	1,897,675
Auto Components	155,341	—	—	155,341
Automobiles	1,810,510	1,822,458	—	3,632,968
Banks	3,028,264	7,059,741	—	10,088,005
Beverages	623,759	2,068,723	—	2,692,482
Biotechnology	1,402,361	400,137	—	1,802,498
Capital Markets	960,014	819,509	—	1,779,523

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Chemicals	$865,334	$589,603	$—	$1,454,937
Commercial Services & Supplies	2,242,958	927,008	—	3,169,966
Construction & Engineering	4,086,326	145,539	—	4,231,865
Construction Materials	314,418	35,825	—	350,243
Consumer Finance	396,422	—	—	396,422
Containers & Packaging	5,614,733	182,250	—	5,796,983
Distributors	—	12,010	—	12,010
Diversified Financial Services	391,535	426,967	—	818,502
Electric Utilities	1,268,191	936,208	—	2,204,399
Electronic Equipment, Instruments & Components	—	184,827	—	184,827
Energy Equipment & Services	182,351	69,518	—	251,869
Entertainment	2,151,209	191,206	—	2,342,415
Equity Real Estate Investment Trusts (REITs)	853,714	1,340,125	—	2,193,839
Food & Staples Retailing	3,051,463	1,388,657	—	4,440,120
Food Products	645,961	1,496,186	—	2,142,147
Gas Utilities	—	259,290	—	259,290
Health Care Equipment & Supplies	2,329,641	949,860	—	3,279,501
Health Care Providers & Services	3,817,042	828,717	—	4,645,759
Health Care Technology	165,779	10,098	—	175,877
Hotels, Restaurants & Leisure	38,894	372,425	—	411,319
Household Durables	866,057	8,444	—	874,501
Household Products	876,241	704,274	—	1,580,515
Independent Power and Renewable Electricity Producers	—	83,027	—	83,027
Industrial Conglomerates	740,654	230,979	—	971,633
Insurance	2,903,095	6,571,883	—	9,474,978
Interactive Media & Services	4,366,163	29,361	—	4,395,524
Internet & Direct Marketing Retail	4,361,124	33,170	—	4,394,294
IT Services	3,591,499	888,202	—	4,479,701
Life Sciences Tools & Services	312,192	112,806	—	424,998
Machinery	17,029	79,861	—	96,890
Media	2,382,412	29,626	—	2,412,038
Metals & Mining	943,519	462,744	—	1,406,263
Multiline Retail	497,568	356,906	—	854,474
Multi-Utilities	26,819	167,999	—	194,818
Oil, Gas & Consumable Fuels	4,374,098	4,493,036	—	8,867,134
Paper & Forest Products	—	11,823	—	11,823
Personal Products	186,409	2,236,865	—	2,423,274
Pharmaceuticals	7,871,574	5,673,383	—	13,544,957
Professional Services	2,104,596	646,514	—	2,751,110
Real Estate Management & Development	—	2,151,103	—	2,151,103
Road & Rail	21,574	—	—	21,574
Semiconductors & Semiconductor Equipment	64,686	—	—	64,686
Software	5,790,620	730,850	—	6,521,470
Specialty Retail	12,502,601	215,477	—	12,718,078

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$2,536,402	$—	$—	$2,536,402
Textiles, Apparel & Luxury Goods	—	268,494	—	268,494
Tobacco	280,421	804,746	—	1,085,167
Trading Companies & Distributors	45,907	—	—	45,907
Transportation Infrastructure	—	559,377	—	559,377
Water Utilities	—	111,353	—	111,353
Wireless Telecommunication Services	—	68,234	—	68,234
Corporate Bonds(a)	—	29,884	—	29,884
Preferred Securities(a)	—	1,100,802	—	1,100,802
U.S. Treasury Obligations	—	54,855,129	—	54,855,129
Short-Term Securities	16,226,225	—	—	16,226,225

Subtotal	$112,334,381	$107,121,628	$—	$219,456,009

Investments valued at NAV(b)				2,206,886

Total investments				$221,662,895

Derivative Financial Instruments(c)
Assets:
Equity contracts	$1,398,508	$79,369	$—	$1,477,877
Foreign currency exchange contracts	—	814,055	—	814,055
Interest rate contracts	1,530,657	5,375,891	—	6,906,548
Liabilities:
Equity contracts	(4,797,828)	(26,868)	—	(4,824,696)
Foreign currency exchange contracts	—	(691,688)	—	(691,688)
Interest rate contracts	(1,602,574)	(3,753,285)	—	(5,355,859)

	$(3,471,237)	$1,797,474	$—	$(1,673,763)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

18